Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The intangible asset balances and accumulated amortization are as follows:

	Successor
	December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average useful life in years
Customer relationships	$68,800	$(4,051)	$64,749	20
Technology	22,700	(3,803)	18,897	7

Total	$91,500	$(7,854)	$83,646

	Successor
	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average useful life in years
Customer relationships	$68,800	$(610)	$68,190	20
Technology	22,700	(392)	22,308	7

Total	$91,500	$(1,002)	$90,498

Finite-lived Intangible Assets Amortization Expense
The table below presents the amortization expense related to intangible assets for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Amortization expense related to intangible assets	$6,852	$1,002	$—	$—

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The table below presents the estimated amortization expense on intangible assets for the next five years and thereafter as of December 31, 2021:

2022	$6,683
2023	6,683
2024	6,683
2025	6,683
2026	6,683
Thereafter	50,231

Total estimated amortization expense	$83,646